Brown Advisory Growth Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 14.3%
Alphabet, Inc. - Class C	44,988	$12,905,258
Meta Platforms, Inc. - Class A	15,735	9,002,465
Netflix, Inc. (a)	114,452	11,004,560
Spotify Technology SA (a)	17,113	8,298,265
		41,210,548

Consumer Discretionary - 11.5%
Amazon.com, Inc. (a)	67,537	14,065,931
DraftKings, Inc. - Class A (a)	207,326	4,482,388
Hilton Worldwide Holdings, Inc.	47,260	14,370,821
		32,919,140

Consumer Staples - 4.0%
Costco Wholesale Corp.	11,408	11,367,274

Financials - 7.5%
Arthur J Gallagher & Co.	31,937	6,916,915
Mastercard, Inc. - Class A	14,625	7,307,528
S&P Global, Inc.	17,495	7,441,323
		21,665,766

Health Care - 11.1%
Alnylam Pharmaceuticals, Inc. (a)	15,684	5,189,365
Danaher Corp.	45,545	8,635,332
Intuitive Surgical, Inc. (a)	23,965	11,047,625
West Pharmaceutical Services, Inc.	27,973	7,011,153
		31,883,475

Industrials - 15.9%
Axon Enterprise, Inc. (a)	13,876	5,892,998
Cintas Corp.	49,347	8,346,552
Generac Holdings, Inc. (a)	31,682	6,188,445
HEICO Corp. - Class A	34,636	7,311,313
Trane Technologies PLC	18,047	7,520,907
Uber Technologies, Inc. (a)	142,853	10,275,416
		45,535,631

Information Technology - 32.8%
Autodesk, Inc. (a)	26,542	6,354,155
Broadcom, Inc.	46,864	14,504,877
Cadence Design Systems, Inc. (a)	22,807	6,337,381
Datadog, Inc. - Class A (a)	52,126	6,153,474
Marvell Technology, Inc.	134,870	13,358,874
Microsoft Corp.	32,274	11,946,867
NVIDIA Corp.	82,146	14,326,262
Palo Alto Networks, Inc. (a)	82,595	13,241,630
Samsara, Inc. - Class A (a)	249,333	7,901,363
		94,124,883
TOTAL COMMON STOCKS (Cost $187,504,437)		278,706,717

SHORT-TERM INVESTMENTS - 3.1%	Shares	Value
Money Market Funds – 3.1% First American Government Obligations Fund - Class Z, 3.54% (b)	8,974,862	8,974,862
TOTAL SHORT-TERM INVESTMENTS (Cost $8,974,862)		8,974,862

TOTAL INVESTMENTS - 100.2% (Cost $196,479,299)		287,681,579
Liabilities in Excess of Other Assets - (0.2)%		(508,408)
TOTAL NET ASSETS - 100.0%		$287,173,171

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Growth Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$278,706,717	$–	$–	$278,706,717
Money Market Funds	8,974,862	–	–	8,974,862
Total Investments	$287,681,579	$–	$–	$287,681,579

Refer to the Schedule of Investments for further disaggregation of investment categories.